FINANCIAL RISK MANAGEMENT - Credit risk (Details) - Credit Risk [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 107.1	$ 139.6
Cash and cash equivalents
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	83.4	103.7
Trade receivables
CREDIT RISK EXPOSURE
Maximum exposure to credit risk	$ 23.7	$ 35.9